Description of Organization and Business Operations (Details)			2 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) item $ / shares M shares	Nov. 12, 2020 USD ($) item	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares M shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item	1	1
Sale of Units, net of underwriting discounts (in shares) | shares			4,125,000
Price of warrant | $ / shares			$ 10.00
Proceeds from sale of Private Placement Warrants				$ 8,975,000
Payments for investment of cash in Trust Account				316,250,000
Purchase price, per unit | $ / shares			$ 10.00
Transaction Costs	$ 17,853,629			17,853,629
Underwriting fees	6,325,000			6,325,000
Deferred underwriting fee payable	11,068,750			11,068,750
Other offering costs	459,879			459,879
Cash held outside the Trust Account	$ 2,431,242		$ 25,000	797,602
Working capital surplus				$ 706,131
Condition for future business combination use of proceeds percentage	80			80
Condition for future business combination threshold Percentage Ownership	50			50
Condition for future business combination threshold Net Tangible Assets	$ 5,000,001		$ 5,000,001	$ 5,000,001
Redemption period upon closure	10 days		10 days	10 days
Maximum Allowed Dissolution Expenses	$ 100,000		$ 100,000	$ 100,000
Months to complete acquisition | M	24			24
Accumulated deficit	$ (31,692,690)	$ 2,915,213	$ (18,950)	$ (33,776,390)
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 10.00
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	31,625,000		27,500,000
Proceeds from issuance initial public offering	$ 316,250,000
Payments for investment of cash in Trust Account	$ 316,250,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00
Deferred underwriting fee payable			$ 9,625,000
Cash held outside the Trust Account	$ 2,431,242
Initial Public Offering [Member] | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 0.0001
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	5,983,333		5,433,333	5,983,333
Price of warrant | $ / shares	$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 8,975,000		$ 8,150,000	$ 8,975,000